Exhibit 99.16

LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
6000028152	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2018.  Account inquiry.  Loss draft call received.  Borrower advised need the carpet to be done in master bedroom everything else is cleaned.  Advised need to contact insurance and have information updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028118	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028167	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028145	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2018.  Borrower stated auto bil pay did not go out when scheduled.  Borrower sent $10,000.00on 07/14/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028133	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2018.  Borrower called inquire on recast of loan, would like to make payment $500k
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028198	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2017.  11/20/2017 spoke with borrower in regard to lender paid insurance, advised borrower no lender paid insurance if policy is purchased
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028190	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2018.  Promise to pay $10541.08.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028195	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028148	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2018.  Borrower called in to make a payment and have the password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028115	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028103	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028157	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  Borrower inquired about supplemental tax bill.  Servicer advised supplemental tax is the borrower's responsibility.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028162	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018.  Inquiry about online access.  Advised website user name and email for the account and how to login.  Reset the username.  Request for a 6 digit pass code.  Will make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028212	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028161	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2018.  The borrower want to know how to pay additional toward s the principal balance. The agent gave the borrower instructions through the online process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028124	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018.  Account inquiry.  Confirmed that out of the 10k payment received a portion of that is to satisfy 04/01/2018 payment.  Explained once my modification doucuments are prepared and approved to be sent to borrower to sign and notarize.  Will apply additional funds as principle payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028125	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2017.  12/07/2017 spoke with borrower in regards to ACH payment, ACH payment was return due to invalid account number, borrower updated account number
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028175	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018.  05/29/2018 borrower inquiring if insurance documents were received, advised borrower that the documents were received
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028213	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2018.  Borrower inquired about taxes and asking if servicer will pay taxes,  Servicer will pay the taxes in March. Borrower wants to send the bill as it is lower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028214	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2018.  Spoke with borrower, borrower wanted to know the relations between XXX and XXX, explained the relation. Also wanted to know the XXX address was
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028206	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2017.  09/05/2017 inbound call borrower inquiring about payment, advised borrower that payment was recieved
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028181	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018.  Spoke with the borrower and advised the servicer would confirm on County website taxes were paid.  Servicer will forward to Tax department to roll due dates and request reimbursement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028110	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2018.  Spoke with borrower, talked to borrower transferred call to VIP line account fully verified
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028106	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2017.  The borrower had general questions regarding service released .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028158	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  02/07/2018 borrower inquiring about tax bill
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028240	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2018.  The authorized 3rd party inquired on a status of the assumption.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028193	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2018.  Borrower requested e-mail address added to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028126	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2017.  10/30/2017 spoke with co-borrower about tax bill, advised borrower payment will be made
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028137	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028188	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2017.  09/01/2017 borrower inquiring about different payment options, advised borrower of web pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028173	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028233	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028165	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2018.  Borrower requested cut-off for on-line payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028203	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028128	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028226	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  03/01/2018 spoke with authorized 3rd party inquiring about full monthly payment amount.  Wanted to make online payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028219	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  02/01/2018 borrower inquiring if payment received, advised borrower that payment was received, borrower set up ACH
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028129	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2017.  Account inquiry.  Advised of different payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028117	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018.  Borrower wanted to confirm the payment has been received.  Servicer advised yes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028120	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028138	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028140	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018.  Borrower made a payment in the amount of $4478.56.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028177	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2018.  06/14/2018 borrower inquired about setting up auto pay, borrower advise July payment has been sent
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028204	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2018.  Spoke with borrower, borrower inquiring on getting letter to send payment to XXX, but statement says bank advised XXX subservicer verified PO lock box address
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028194	XXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2018.  Borrower called regarding refund.  Servicer advised for lapse between 12/21/2017 through 04/2018.  Borrower was advised hurricane was not required in the area and was advised the rest of the refund would be received.  Servicer advised there is no record of that call.  Servicer offered for the borrower to speak with a supervisor.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/10/2018.  The dispute type is Verbal and the reason is Lender Placed Insurance.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed Lender placed insurance as the borrower pays for their own insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028189	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028154	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028205	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028225	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2017.  08/24/2017 advised borrower of online access
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028112	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028174	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028200	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028184	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018.  Borrower called regarding supplemental tax bill.  Servicer advised a check was sent on 03/14/2018 to the County.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028135	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2017.  The borrower called in to get their loan number
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028202	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2018.  Borrower inquired about a recast.  Servicer advised the request will need to be in writing.  Servicer advised of refinance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028196	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018.  Account inquiry.  Answer question on auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028224	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2018.  Borrower inquired about taxes.  Borrower advised taxes should be about $6700.00 per year.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028220	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2018.  Borrower wanted to know payment amount and next due date.  Servicer provided the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028229	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2017.  Borrower called regarding interest only loan asking if principal payment was made would it lower the payment.  Servicer advised yes, interest calculation on Unpaid Principal.  Borrower wanted to know how the notification would be received.  Servicer advised monthly statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028232	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2018.  Borrower is upset because has not received a statement since the borrower got the loan and was upset that the servicer wasn't able to e-mail a copy of the statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028169	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028230	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2018.  06/19/2018 inbound call borrower inquiring payment received, advised borrower payment has been received
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028221	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028166	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Borrower called in regarding online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018
6000028208	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018.  04/24/2018 talk to borrower about overage check
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	07/31/2018